Roundhill Magnificent Seven ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 20.8%
Auto Manufacturers — 5.8%
Tesla, Inc. (a)	962	$240,712

Computers — 3.3%
Apple, Inc.	812	139,023

Internet — 3.0%
Alphabet, Inc. - Class A (a)	289	37,819
Amazon.com, Inc. (a)	622	79,069
Meta Platforms, Inc. - Class A (a)	31	9,306
		126,194
Semiconductors — 5.7%
NVIDIA Corp.	550	239,244

Software — 3.0%
Microsoft Corp.	391	123,458

TOTAL COMMON STOCKS (Cost $852,110)		868,631

SHORT-TERM INVESTMENTS - 71.7%
Money Market Fund — 16.2%
First American Government Obligations Fund, Class X, 5.26% (b)	672,552	672,552
Total Money Market Fund (Cost $672,552)		672,552

U.S. Treasury Bills — 55.5%
5.41%, 10/03/2023 (c)(d)	2,313,000	2,312,323
Total U.S. Treasury Bills (Cost $2,312,323)		2,312,323
TOTAL SHORT-TERM INVESTMENTS (Cost $2,984,875)		2,984,875

TOTAL INVESTMENTS (Cost $3,836,985) — 92.5%		3,853,506
Other assets and liabilities, net — 7.5%		310,877
NET ASSETS — 100.0%		$4,164,383

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.
(c)	The rate shown is the effective yield as of September 30, 2023.
(d)	Held as collateral for total return swaps.

Percentages are stated as a percent of net assets.

Percentage of Net Assets
COMMON STOCKS	20.8%
SHORT-TERM INVESTMENTS	71.7%
TOTAL INVESTMENTS	92.5%
Other assets and liabilities, net	7.5%
NET ASSETS	100.0%

Roundhill Magnificent Seven ETF
Schedule of Total Return Swaps
September 30, 2023 (Unaudited)

Long Total Return Equity Swaps	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Upfront Premiums Paid/Received	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Alphabet, Inc. - Class A Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	April 2, 2024	$-	$491,351	$56,690
Amazon.com, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	April 2, 2024	-	463,028	55,622
Apple, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	April 2, 2024	-	458,117	(3,041)
Meta Platforms, Inc. - Class A Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	April 2, 2024	-	466,012	109,791
Microsoft Corp. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index + 0.50%	April 2, 2024	-	464,993	8,001
NVIDIA Corp. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index	April 2, 2024	-	358,887	-
Tesla, Inc. Swap	Receives	Nomura Securities International, Inc.	At Maturity	Overnight Bank Funding Rate Index	April 2, 2024	-	360,853	-
						$-	$3,063,241	$227,063

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$868,631	$-	$-	$868,631
Money Market Fund	672,552	-	-	672,552
U.S. Treasury Bills	-	2,312,323	-	2,312,323
Total Investments - Assets	$1,541,183	$2,312,323	$-	$3,853,506

Swap Contracts^
Long Total Return Equity Swap Contracts	$227,063	$-	$-	$227,063
Total Swap Contracts	$227,063	$-	$-	$227,063

* See the Schedule of Investments for industry classifications.
^ Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.